CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash and cash equivalents and restricted cash at beginning of period		$ 22,870,000
CIK 0001846136 Riverview Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (8,413)	(10,386,515)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants	0	8,771,164
Interest earned on marketable securities held in Trust Account	0	(403,623)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	0	(19,101)
Accrued expenses	0	(117,646)
Deferred legal fees	0	1,444,210
Income tax payable	0	34,787
Other long-term assets	0	169,594
Net cash used in operating activities	(8,413)	(507,130)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash withdrawn from Trust Account to pay franchise and income taxes	0	181,781
Net cash used in investing activities	0	181,781
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from de-SPAC merger and PIPE financing	25,000	0
Proceeds from promissory note - related party	117,491	0
Payment of offering costs	(122,491)	0
Net cash provided by financing activities	20,000	0
Net Change in Cash	11,587	(325,349)
Cash and cash equivalents and restricted cash at beginning of period	0	1,121,737
Cash and cash equivalents and restricted cash at end of period	11,587	796,388
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	$ 72,500	$ 0